Investments - Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments in financial assets and real estate [abstract]
Available-for-sale (AFS)	€ 84,675	€ 88,170
Loans	42,653	39,368
Financial assets at fair value through profit or loss (FVTPL)	8,597	7,119
Total financial assets, excluding derivatives	135,925	134,658
Investments in real estate	2,700	2,147	€ 1,999
Total investments for general account	€ 138,625	€ 136,804